STOCK TRANSACTIONS	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Equity [Abstract]
STOCK TRANSACTIONS

NOTE 7. STOCK TRANSACTIONS

On October 16, 2013 the Company issued 100,000 of its common shares for consideration consisting of $100,000.

On November 15, 2013 the Company issued 100,000 of its common shares for consideration consisting of $100,000.

On December 12, 2013 the Company issued 100,000 of its common shares for consideration consisting of $100,000.

NOTE 7. STOCK TRANSACTIONS

During the year ended September 30, 2012 the Company issues 10,000 common shares to its parent for consideration of $90

During the quarter ended June 30, 2013 the Company issued 50,000,000 Common Shares to its parent for consideration of $20,000.

During the quarter ended September 30, 2013 the Company issued 1,500,000 common shares to the holder of one of its parent’s convertible notes (“Parent Convertible Note Holder”) in satisfaction of $70,198 owed by the Company’s parent to the Parent Convertible Note Holder.

 During the quarter ended September 30, 2013 the Company issued 100,000 of its common shares for consideration consisting of $100,000.